Subordinated Liabilities - Dated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 19,635	£ 18,888
Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 59	70
Bottom of range [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maturity Date	2018
Top of range [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maturity Date	2019
2.625% Subordinated Callable Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,119	1,084
Borrowings Initial call date	2020
Borrowings Maturity Date	2025
2% Subordinated Callable Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,325	0
Borrowings Initial call date	2023
Borrowings Maturity Date	2028
4.375% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 947	1,054
Borrowings Maturity Date	2024
3.75% Resetting Subordinated Callable Note Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 111	0
Borrowings Initial call date	2025
Borrowings Maturity Date	2030
5.20% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,439	1,590
Borrowings Maturity Date	2026
4.836% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,471	0
Borrowings Initial call date	2027
Borrowings Maturity Date	2028
6.05% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities		1,316
6.05% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	1,316
Borrowings Maturity Date	2017
Subordinated Notes One | Fixed interest rate [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 36
Subordinated Notes One | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 36	34
Borrowings Maturity Date	2018
6% Subordinated Notes One | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,643	1,590
Borrowings Maturity Date	2018
CMS-link Subordinated loans One | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 93	90
Borrowings Maturity Date	2018
CMS-link Subordinated loans Two | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 124	120
Borrowings Maturity Date	2018
Fixed or Floating Rate Subordinated Callable Notes | Fixed or Floating Interest Rate [Member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 533
Fixed or Floating Rate Subordinated Callable Notes | Fixed or Floating Interest Rate [Member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 533	548
Borrowings Initial call date	2018
Borrowings Maturity Date	2023
7.75% Contingent Capital Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 747	822
Borrowings Initial call date	2018
Borrowings Maturity Date	2023
Subordinated Notes Two | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 44	42
Borrowings Maturity Date	2019
5.14% Lower Tier 2 Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 841	956
Borrowings Maturity Date	2020
6% Subordinated Notes Two | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,484	1,444
Borrowings Maturity Date	2021
9.5% Subordinated Bonds (ex-Woolwich Plc) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 273	286
Borrowings Maturity Date	2021
Subordinated Notes Three | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 88	85
Borrowings Maturity Date	2021
10% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,261	2,345
Borrowings Maturity Date	2021
10.179% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,118	1,285
Borrowings Maturity Date	2021
Subordinated Notes Four | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 44	43
Borrowings Maturity Date	2022
6.625% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,043	1,042
Borrowings Maturity Date	2022
7.625% Contingent Capital Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,163	2,390
Borrowings Maturity Date	2022
Subordinated Notes Five | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 44	43
Borrowings Maturity Date	2023
5.75% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 366	384
Borrowings Maturity Date	2026
5.4% Reverse Dual Currency Subordinated Loan | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 97	103
Borrowings Maturity Date	2027
6.33% Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 62	64
Borrowings Maturity Date	2032
Subordinated Notes Six | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 60	£ 58
Borrowings Maturity Date	2040